Asset Impairment (Tables)	12 Months Ended
Dec. 31, 2011
Asset Impairment [Abstract]
Schedule Of Asset Impairment

	2009	2010	2011
Flight equipment (Note 5)	$32,378	$11,764	$23,323
Discontinued operations	(13,741)	(3,532)	(8,902)
Intangible lease premium (Note 9)	196	2,673	1,173
	$18,833	$10,905	$15,594